Note 4 - Related Party Transactions	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
4.	Related Party Transactions

Details of the Company’s transactions with related parties did not change in the nine-month period ended September 30, 2021 and are discussed in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report.

The Company’s vessel owning companies are parties to management agreements with the Management Company, which is controlled by members of the Pittas family, whereby the Management Company provides technical and commercial vessel management for a fixed daily fee of Euro 685 for both the nine-month periods ended September 30, 2020 and 2021 under the Company’s Master Management Agreement (“MMA”) with Eurobulk. Vessel management fees paid to the Management Company amounted to $4,048,805 and $3,201,105 in the nine-month periods ended September 30, 2020 and 2021, respectively. The MMA was further renewed on January 1, 2018 for an additional five-year term until January 1, 2023 with the 5% volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euro 685 for the year 2021 and may be adjusted annually for inflation in the Eurozone. These fees are recorded under "Related party management fees" in the unaudited condensed consolidated statements of comprehensive income.

In addition to the vessel management services, the Management Company provides the Company with the services of its executives, services associated with the Company being a public company and other services to the Company’s subsidiaries. For each of the nine months ended September 30, 2020 and 2021, compensation paid to the Management Company for such additional services to the Company was $1,500,000. This amount is included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of offset exists. As of December 31, 2020 and September 30, 2021, the amount due to related company was $24,072 and $248,697, respectively.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales or acquisition prices and 1.25% of charter revenues. Commissions to Eurochart S.A. for chartering services were $539,357 and $575,283 for the nine-month periods ended September 30, 2020 and 2021, respectively, recorded in “Commissions” in the unaudited condensed consolidated statements of comprehensive income.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two other unrelated ship management companies, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $78,919 and $161,845 in the first nine months of 2020, respectively. In the first nine months of 2021, total fees charged by Sentinel and Technomar were $53,883 and $107,789, respectively. These amounts are recorded in “Vessel operating expenses” in the unaudited condensed consolidated statements of comprehensive income.

On  September 30, 2019, the Company reached an agreement with a related party, Colby Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, to draw a $2.5 million loan to finance the special survey and WBT system installation on M/V “Akinada Bridge”. Within the second quarter of 2020 the Company repaid $625,000 of the above loan. In  November 2020, the outstanding amount of the loan was converted into common shares of the Company.

On  November 1, 2019, the Company entered into a second agreement with Colby Trading Ltd., to draw another $2.5 million loan to finance working capital needs. The loan was fully repaid on  March 31, 2021. The interest rate applied on both agreements was 8% per annum, interest on the loans was payable quarterly and amounted to $287,672 and $50,000 for the nine-month periods ended  September 30, 2020 and 2021, respectively.